Common Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Common Stock [Abstract]
Schedule of Reserved Shares of Common Stock	The Company has reserved shares of common stock for issuance related to the following:
As of March 31, 2024
Common stock warrants	27,637,266
Employee stock purchase plan	2,628,996
Stock options and RSUs, issued and outstanding	11,436,369
Stock options and RSUs, authorized for future issuance	3,850,462
Total shares reserved	45,553,093
The Company has reserved shares of common stock for issuance related to the following:
As of December 31, 2023
Common stock warrants	27,637,266
Employee stock purchase plan	2,628,996
Stock options and RSUs, issued and outstanding	11,774,743
Stock options and RSUs, authorized for future issuance	3,850,462
Total shares reserved	45,891,467